STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	$ 300,274,803
Interest and dividends	25,011,295
Net investment income (loss)	325,286,098
Interest income on notes receivable from participants	1,006,453
Contributions:
Participant contributions	54,718,313
Employer contributions	27,336,005
Total contributions	82,054,318
Total additions	408,346,869
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Distributions to participants	198,863,410
Administrative expenses	938,574
Total deductions	199,801,984
NET INCREASE (DECREASE) IN NET ASSETS	208,544,885
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	2,305,013,166
End of year	$ 2,513,558,051